Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Beginning Balance	6,285,500	6,342,100
Purchases			6,342,100
Unrealized loss recognized in other comprehensive income	(16,600)	(56,600)
Impairment losses included in earnings	(6,268,900)
Fair Value Ending Balance	0	6,285,500	6,342,100